Sales Financing Receivables And Other Loan Receivables	12 Months Ended
Mar. 31, 2013
Sales Financing Receivables And Other Loan Receivables

5. SALES FINANCING RECEIVABLES AND OTHER LOAN RECEIVABLES

Sales Financing Receivables

The Company classifies sales financing receivables into the following three types:

(1)	Retail finance receivables

The Company provides retail finance to customers who purchase the Company’s farm equipment products from dealers in North America and Other Areas. Retail finance receivables are purchased under agreements between the Company and dealers in relation to the products offered to individual and corporate end-users. These receivables are recorded at the principal amount and are subsequently carried at amortized cost, less any allowance for credit losses.

(2)	Finance lease receivables

The Company also provides finance leases in Japan and Asia outside Japan. Finance lease receivables in Japan relate to the Company’s products leased to individual and corporate end-users. Finance lease receivables in Asia outside Japan relate to the Company’s farm equipment products leased to individual and corporate end-users. These receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income and allowance for credit losses. There are no unguaranteed residual values related to finance leases at March 31, 2013.

(3)	Long-term trade accounts receivable

Long-term trade accounts receivable is generated mainly from direct sale to individual end-users in the farm equipment market in Japan and Asia outside Japan.

Retail finance receivables and finance lease receivables are collectively reported as short-term finance receivables—net and long-term finance receivables—net on the consolidated balance sheets. Long-term trade accounts receivable in this note includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. These receivables are secured by the products being sold or financed.

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Retail finance receivables	¥262,584	¥204,593
Less: Allowance for credit losses	(634)	(732)

Retail—net	261,950	203,861

Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)

Finance leases—net	117,879	108,571

Total finance receivables—net	379,829	312,432
Less: current portion	(130,694)	(108,160)

Long-term finance receivables—net	¥249,135	¥204,272

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Long-term trade accounts receivable
Current	¥28,254	¥26,901
Non-current	32,009	31,409

Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)

Long-term trade accounts receivable—net	¥59,669	¥57,283

The following table presents the annual maturities of retail finance receivables and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2014	¥86,749	¥58,121	¥28,254
2015	78,147	42,027	12,902
2016	60,049	26,831	8,714
2017	33,342	13,211	5,680
2018	3,381	3,135	3,074
2019 and thereafter	916	9	1,639

Total	¥262,584	¥143,334	¥60,263

The Company includes finance income and expenses in revenues and cost of revenues in the consolidated statements of income.

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Finance income	¥20,679	¥18,964	¥20,128
Finance expenses	6,078	6,699	8,773

The Company also analyzes sales financing receivables by four regions: North America, Japan, Asia Outside Japan, and Other Area. Credit risks on these receivables are affected by economic conditions, such as consumer demand, unemployment level, and the level of government subsidies, which differ from location to location.

(Credit Quality Indicator)

The Company classifies sales financing receivables into risk categories based on relevant information about the ability of borrowers to service their debt, such as the collection status of receivables, customers’ financial health, historical credit loss experience, and economic trends. Subsequent to origination, the Company reviews the credit quality of these receivables on a quarterly basis. The Company’s credit quality ratings for these receivables are defined as follows:

Rank A	–	These receivables are performing on schedule under their terms. They are not likely to incur losses arising from customers’ inability to repay and the Company expects to collect all amounts due.

Rank B	–	These receivables require management’s attention to potential losses but are not categorized as rank C. Such receivables do not indicate that it is individually probable that losses will be incurred arising from customers’ inability to repay.

Rank C	–	The Company becomes aware of a customer’s inability to repay, such as the customer’s long-term nonperformance, bankruptcy filings, or deterioration in the customer’s results of operations or financial position. In such cases, it is probable that losses will be incurred arising from customers’ inability to repay.

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2013:
Rank A	¥246,345	¥5,330	¥7,379	¥115,552	¥57,745	¥584
Rank B	10,602	—	154	955	1,505	—
Rank C	284	23	—	—	429	—

Total	¥257,231	¥5,353	¥7,533	¥116,507	¥59,679	¥584

2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

(Aging)

All sales financing receivables are considered past due when any payments including principal and interest have not been received by the contractual due date.

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2013:
Retail finance Receivables	North America	¥9,262	¥885	¥122	¥617	¥10,886	¥246,345	¥257,231
Retail finance Receivables	Other Areas	—	—	23	—	23	5,330	5,353
Finance lease receivables	Japan	50	13	20	69	152	7,381	7,533
Finance lease receivables	Asia Outside Japan	240	244	142	329	955	115,552	116,507
Long-term trade accounts receivable	Japan	338	155	366	522	1,381	58,298	59,679
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	584	584

Total		¥9,890	¥1,297	¥673	¥1,537	¥13,397	¥433,490	¥446,887

2012:
Retail finance receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

(Nonaccrual)

Retail finance receivables in North America are placed on nonaccrual status at the earlier of when the contractual principal and interest are determined to be uncollectible or when these receivables become greater than 90 days past the contractual due date. For these receivables on nonaccrual status, interest income is subsequently recognized only to the extent a cash payment is received. These receivables are restored to accrual status as of the date the principal and interest become 90 days or less past the due date. Nonaccrual retail finance receivables in North America at March 31, 2013, and 2012, amounted to ¥617 million and ¥802 million, respectively.

Retail finance receivables in Other Areas, finance lease receivables in Japan and Asia Outside Japan and long-term trade accounts receivable in Japan and Asia outside Japan are not placed on nonaccrual status, but these receivables are charged off against the allowance for doubtful accounts and credit losses when payments due are no longer expected to be received.

(Troubled Debt Restructuring and Impaired Loans)

The amounts of debts restructured or impaired loans were not material for the years ended March 31, 2013, 2012, and 2011.

Loan Receivables from Affiliated Companies

The Company finances loans to affiliated companies mainly through group financing and records such loan receivables from affiliated companies at the principal on the consolidated balance sheets. The amounts of these loan receivables from affiliated companies are ¥4,530 million, and ¥6,289 million at March 31, 2013, and 2012, respectively, and such amounts are recorded in other current assets and investment in and loan receivables from affiliated companies on the consolidated balance sheets. These loans are financed to the affiliated companies which sell farm equipment products in Japan and both the principal and interest have been fully collected by the contractual due date. The Company reviews the credit quality of these loan receivables based on relevant information about the ability of borrowers to service their debt. Since no negative factors in the borrowers’ financial condition or collection status of receivables have been identified, these loan receivables are expected to be fully collectible by the Company. The credit risk of these loan receivables is primarily developed from the borrowers’ business environment such as market demand of farm equipment products. (See Note 3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFLIATED COMPANIES)

Other Receivables

The amounts of other receivables and related allowance were not material for the years ended March 31, 2013, 2012, and 2011.